DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2016
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

Net loss from discontinued operations in 2014 comprised primarily of legal fees incurred in connection with claims for unpaid charter hire and damages following early termination of charters.

Amounts recorded with respect to discontinued operations in 2016, 2015 and 2014 are as follows:

(in thousands of $)	2016	2015	2014
Operating revenues	—	—	—
Net gain on sale of assets	—	—	—
Impairment loss on vessels	—	—	—
Net loss	—	—	(258)